UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2001

Check here if Amendment [ ];        Amendment Number: ___
     This Amendment (Check only one.):        [   ] is a restatement.
                                              [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             WWW Advisors, Inc
Address:          131 Prosperous Place
                  Suite 17
                  Lexington, KY  40509


Form 13F File Number:    28-06299

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Lawrence S. York
Title:   President
Phone:   (859) 263-2204

Signature, Place, and Date of Signing:

    /s/Lawrence S. York             Lexington, Kentucky            11/14/01
    ----------------------------    ----------------------------   -----------
    [Signature]                     [City, State]                  [Date]

Report Type       (Check only one.):


[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE [If there are no entries in this list, omit this section.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                       NONE
                                                      ---------
Form 13F Information Table Entry Total:                   68
                                                      ---------
Form 13F Information Table Value Total(in thousands):   $11,459
                                                      ---------
                                                      (thousands)

List of other Included Managers:                         NONE
                                                      ---------

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


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                       FORM 13F INFORMATION TABLE


                                                               VALUE     SHARES/  SH / PUT / INVSTMT    OTHER     VOTING AUTHORITY
NAME OF ISSUER                      TITLE OF CLASS  CUSIP      (X $1000)  PRN AMT  PRN  CALL  DSCRETN   MANAGERS  SOLE  SHARED  NONE
Axcelis Technologies Inc            Common Stock   054540109     $8.51      900   SH          Sole                              900
Adobe Systems Inc                   Common Stock   00724F101   $239.80    10000   SH          Sole                            10000
Acclaim Entertainment               Common Stock   004325205   $268.00   100000   SH          Sole                           100000
Amazon Com Inc                      Common Stock   023135106   $119.40    20000   SH          Sole                            20000
America Online Inc                  Common Stock   00184A105   $331.00    10000   SH          Sole                            10000
Asm International NV                Common Stock   ADR           $2.30      200   SH          Sole                              200
Asml Holding NV                     Common Stock   ADR           $5.61      500   SH          Sole                              500
Avanex Corp                         Common Stock   05348W109     $0.30      100   SH          Sole                              100
A T & T Wireless Services Inc       Common Stock   00209A106   $298.80    20000   SH          Sole                            20000
Bea Systems  Inc                    Common Stock   073325102   $146.73    15300   SH          Sole                            15300
Brocade Communication Systems  Inc  Common Stock   111621108   $213.26    15200   SH          Sole                            15200
Broadcom Corp Cl A                  Common Stock   111320107   $618.14    30450   SH          Sole                            30450
China Mobile Hk Ltd Sp Adr          Common Stock   16941M109     $1.61      100   SH          Sole                              100
Clarent Corp                        Common Stock   180461105     $2.69      500   SH          Sole                              500
Commerce One  Inc                   Common Stock   200693109    $36.90    15000   SH          Sole                            15000
Comverse Technology Inc             Common Stock   205862402   $309.25    15100   SH          Sole                            15100
Doubleclick Inc Com                 Common Stock   258609304    $57.00    10000   SH          Sole                            10000
Emulex Corp                         Common Stock   292475209    $95.10    10000   SH          Sole                            10000
Extreme Networks  Inc               Common Stock   30226D106    $69.10    10000   SH          Sole                            10000
Finisar Corp                        Common Stock   31787A101   $376.20    95000   SH          Sole                            95000
Gemplus Intl  S A  Ads              Common Stock   36866Y102   $231.75    50600   SH          Sole                            50600
Gemstar - Tv Guide Intl  Inc        Common Stock   36866W106   $203.01    10300   SH          Sole                            10300
Hongkong Com Corp                   Common Stock   foreign       $7.50   250000   SH          Sole                           250000
Homestore Com                       Common Stock   437852106    $76.50    10000   SH          Sole                            10000
Actv Inc                            Common Stock   00088E104   $102.00    50000   SH          Sole                            50000
Intl Business Machines Corp         Common Stock   459200101   $184.60     2000   SH          Sole                             2000
Ing Groep Ads                       Common Stock   456837103     $5.34      200   SH          Sole                              200
Intersil Corp - Cl   A              Common Stock   46069s109   $279.20    10000   SH          Sole                            10000
 I Village  Inc                     Common Stock   46588H105   $180.00   200000   SH          Sole                           200000
Interwoven Inc                      Common Stock   46114T102   $193.00    50000   SH          Sole                            50000
Jni Corp                            Common Stock   46622G105   $156.25    25000   SH          Sole                            25000
Juniper Networks Inc                Common Stock   48203R104   $197.88    20400   SH          Sole                            20400
London Pacific Grp - Sp Adr         Common Stock   542073101     $2.95     1000   SH          Sole                             1000
Linear Technologies Corp            Common Stock   535678106   $164.00     5000   SH          Sole                             5000
Lantronix Inc                       Common Stock   516548104     $3.05      500   SH          Sole                              500
Leap Wireless Intl                  Common Stock   521863100     $3.14      200   SH          Sole                              200
Mckesson Corp                       Common Stock   58155Q103   $755.80    20000   SH          Sole                            20000
Marvell Technology Group            Common Stock   ADR         $218.12    15200   SH          Sole                            15200
Microsoft Corp                      Common Stock   594918104 $1,432.76    28000   SH          Sole                            28000
Morgan Stanley Dean Witter  Co      Common Stock   617446448   $162.23     3500   SH          Sole                             3500
Maxim Integrated Prod               Common Stock   57772K101   $174.70     5000   SH          Sole                             5000
Niku Corp                           Common Stock   654113109    $21.20    40000   SH          Sole                            40000
Numerical Technologies              Common Stock   67053T101   $166.00    10000   SH          Sole                            10000
Nokia Corp - Spon Adr               Common Stock   654902204     $4.70      300   SH          Sole                              300
Nuance Communications  Inc          Common Stock   669967101     $1.95      300   SH          Sole                              300
Ostex Intl  Inc                     Common Stock   68859Q101   $122.50    50000   SH          Sole                            50000
Qualcomm Inc                        Common Stock   747525103   $332.78     7000   SH          Sole                             7000
Retek  Inc                          Common Stock   76128Q109   $126.20    10000   SH          Sole                            10000
Riverstone Networks  Inc            Common Stock   769320102     $2.15      410   SH          Sole                              410
Sap Aktiengesellschaft  Ads         Common Stock   803054204    $10.37      400   SH          Sole                              400
Siebel Systems  Inc                 Common Stock   826170102    $65.05     5000   SH          Sole                             5000
Signalsoft Corp                     Common Stock   82668M102    $39.30    10000   SH          Sole                            10000
Sonus Networks                      Common Stock   835916107    $46.20    15400   SH          Sole                            15400
Speechworks Intl                    Common Stock   84764M101     $1.48      300   SH          Sole                              300
Stamps Com                          Common Stock   852857101    $82.17    33000   SH          Sole                            33000
Storage Networks Inc                Common Stock   86211E103   $396.00   100000   SH          Sole                           100000
Dmc Stratex Networks Inc            Common Stock   23322L106     $4.13      800   SH          Sole                              800
Terayon Communications              Common Stock   880775101   $359.50    50000   SH          Sole                            50000
300 Company (The)                   Common Stock   88553W105   $205.00   100000   SH          Sole                           100000
Tibco Software Inc                  Common Stock   88632Q103   $367.00    50000   SH          Sole                            50000
Telefonos De Mexico                 Common Stock   879403780     $6.46      200   SH          Sole                              200
Triquint Semiconductor  Inc         Common Stock   89674K103     $3.20      200   SH          Sole                              200
Therma-Wave Inc                     Common Stock   88343A108     $4.11      400   SH          Sole                              400
Vodafone Group                      Common Stock   92857W100     $6.59      300   SH          Sole                              300
Virata Corp                         Common Stock   927646109   $598.80    60000   SH          Sole                            60000
Veritas Software Corp               Common Stock   923436109   $370.64    20100   SH          Sole                            20100
Vsat                                Common Stock   92552V100   $178.40    10000   SH          Sole                            10000
Valuevision International Cl  A     Common Stock   92047K107     $3.87      300   SH          Sole                              300



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